Convertible Debt (Details 3) - Convertible [member] - $ / shares		6 Months Ended	9 Months Ended
	Apr. 11, 2023	Apr. 11, 2023	Sep. 30, 2023
Statement [Line Items]
Share price	$ 6.09	$ 6.09	$ 2.15
Risk-free interest rate	3.89%		5.06%
Expected dividend yield	0.00%	0.00%	0.00%
Discount for lack of marketability		0.00%	0.00%
Maximum
Statement [Line Items]
Risk-free interest rate		4.70%	5.54%
Credit spread		10.27%	8.60%
Minimum
Statement [Line Items]
Risk-free interest rate		3.89%	5.06%
Credit spread		7.92%	6.20%